Income taxes - Disclosure of Current and Deferred Income Tax Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax
Current income tax charge on result of the year	€ 127	€ (55)	€ (567)
Adjustments in respect of prior periods	(4)	(6)	6
Foreign withholding taxes	(1)	(9)	(8)
Total current income tax	122	(70)	(569)
Deferred income tax
Relating to origination and reversal of temporary differences	(69)	37	249
Relating to tax losses carried forward	(13)	0	340
Changes in tax rate	0	(21)	(1)
Adjustment of prior years	(18)	(1)	(195)
Total deferred income tax	(101)	15	393
Income tax expense per consolidated income statement	21	(55)	(176)
Current and Deferred Income tax related to items (charged) or credited directly in equity
Post-employment benefit obligation	4	1
Impact of currency translation	23	(12)	11
Net investment hedge—current tax	(8)	4	(6)
Cash flow hedge—current tax	6	0	0
Fair value hedge—current tax	3	0	0
Income tax relating to treasury shares impairment expense or reversal	(19)	20	0
Tax impact on Perpetual Bond	4	6	14
Current and deferred income taxes reported in equity	€ 13	€ 19	€ 19